Clouty Tune ETF

SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Advertising - 2.5%
The Trade Desk, Inc. - Class A (1)	148	$13,507

Auto Parts & Equipment - 1.8%
Mobileye Global, Inc. - Class A (1)	257	9,812

Energy - Alternative Sources - 1.7%
Enphase Energy, Inc. (1)	60	9,110

Entertainment - 6.5%
Live Nation Entertainment, Inc. (1)	120	10,530
Universal Music Group NV	477	12,270
Warner Music Group Corp. - Class A	377	11,894
		34,694
Internet - 18.2%
Bilibili, Inc. - Class Z (1)	522	9,571
iQIYI, Inc. - Class A - ADR (1)	1,801	11,418
Naspers Ltd. - ADR	391	15,304
Netflix, Inc. (1)	29	12,730
Rakuten Group, Inc.	2,137	8,349
Snap, Inc. - Class A (1)	1,048	11,905
Spotify Technology SA (1)	67	10,010
Tencent Music Entertainment Group - Class A - ADR (1)	1,185	8,283
Z Holdings Corp.	3,642	10,146
		97,716
Media - 17.2%
Fox Corp. - Class B	313	10,470
Liberty Global PLC - Series A (1)	566	10,511
Liberty Media Corp-Liberty SiriusXM - Series A (1)	435	13,789
Paramount Global - Class A	621	9,955
Sirius XM Holdings, Inc.	2,705	13,796
The New York Times Co. - Class A	347	14,144
The Walt Disney Co. (1)	104	9,245
Warner Bros Discovery, Inc. (1)	778	10,168
		92,078
Miscellaneous Manufacturers - 2.2%
Nikon Corp.	901	11,896

Pharmaceuticals - 1.8%
Pfizer, Inc.	267	9,628

Retail - 2.0%
Next PLC	118	10,701

Software - 34.7% (3)
Adobe, Inc. (1)	28	15,293
Capcom Co. Ltd.	252	11,351
Cloudflare, Inc. - Class A (1)	182	12,516
Datadog, Inc. - Class A (1)	106	12,372
Embracer Group AB - B Shares (1)	2,406	6,928
Fair Isaac Corp. (1)	13	10,894
HubSpot, Inc. (1)	20	11,611
Konami Group Corp.	183	10,264
MongoDB, Inc. (1)	35	14,819
Nexon Co. Ltd.	446	8,509
Paycom Software, Inc.	36	13,275
Sega Sammy Holdings, Inc.	473	10,347
Snowflake, Inc. (1)	56	9,952
Square Enix Holdings Co. Ltd.	195	9,036
Take-Two Interactive Software, Inc. (1)	93	14,223
Unity Software, Inc. (1)	326	14,944
		186,334
Telecommunications - 6.5%
Tele2 AB - Class A	1,011	7,622
Telecom Italia SpA	34,058	9,850
Telenor ASA	870	9,331
Telia Co AB	3,859	8,311
		35,114
Toys, Games & Hobbies - 4.8%
Bandai Namco Holdings, Inc. - ADR	1,079	12,139
Nintendo Co. Ltd. - ADR	1,199	13,525
		25,664

Total Common Stocks
(Cost $499,267)		536,254

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 5.175% (2)	733	733
Total Short-Term Investments
(Cost $733)

Total Investments in Securities - 100.0%
(Cost $500,000)		536,987
Other Assets in Excess of Liabilities - 0.0% (4)		206
Total Net Assets - 100.0%		$537,193

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of July 31, 2023.
(3)	Despite a concentration greater than 25% of total assets, the Fund is in compliance as the index the Fund tracks will at times invest in greater than 25% of an industry.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at July 31, 2023 (Unaudited)

The Clouty Tune ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$536,254	$–	$–	$536,254
Short-Term Investments	733	–	–	733
Total Investments in Securities	$536,987	$–	$–	$536,987

(1) See Schedule of Investments for the industry breakout.